FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
Schedule of finance costs
	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Interest on:
Bank borrowings	(3,865)	(6,006)	(2,956)
Other borrowings	(8,335)	(11,324)	(12,048)
Interest on operating lease	—	—	(920)
	(12,200)	(17,330)	(15,924)